Leasing Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 1,233	$ 1,416
Not later than one year [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	300	334
Later than one year and not later than two years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	229	244
Later than two years and not later than three years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	174	178
Later than three years and not later than four years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	117	140
Later than four years and not later than five years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	105	113
Later than five years [member]
Disclosure of maturity analysis of operating lease receivables [Line Items]
Undiscounted operating lease payments to be received	$ 308	$ 407